CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020
Shareholders' Equity
Preference shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in shares)	1,000,000	1,000,000
Preference shares, shares issued (in shares)	0	0
Preference shares, shares outstanding (in shares)	0	0
Redeemable Class A Ordinary Shares [Member]
LIABILITIES AND SHAREHOLDERS' DEFICIT
Class A ordinary shares, shares subject to possible redemption (in shares)	30,000,000	30,000,000
Class A ordinary shares, redemption price (in dollars per share)	$ 10.00	$ 10.00
Shareholders' Equity
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	200,000,000	200,000,000
Ordinary shares, shares issued (in shares)		0
Ordinary shares, shares outstanding (in shares)	3,000,000	0
Class B Non-redeemable Ordinary Shares [Member]
Shareholders' Equity
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in shares)	20,000,000	20,000,000
Ordinary shares, shares issued (in shares)	7,500,000	7,906,250
Ordinary shares, shares outstanding (in shares)	7,500,000	7,906,250